Discontinued Operations and Long-Lived Assets to be Disposed Of (10-K)	12 Months Ended
Dec. 31, 2011
Discontinued Operations and Long-Lived Assets to be Disposed Of [Abstract]
Discontinued Operations and Long-Lived Assets to be Disposed of
14.  Discontinued Operations and Long-Lived Assets to be Disposed Of

LMC.  On December 20, 2011, the Company's former majority owned subsidiary, Liquidmetal Coatings, LLC ("LMC, entered into a transaction pursuant to which LMC issued and sold additional membership interests to a related party and to third-party investors for an aggregate purchase price of $3,000 (the "LMC Investment").  The LMC Investment was entered into pursuant to a Membership Interest Purchase Agreement between the investors and LMC (the "Purchase Agreement").  The investors in the LMC Investment were Rockwall Holdings, Inc. ("Rockwall") and C3 Capital Partners, L.P. and C3 Capital Partners II, L.P. (the "C3 Entities"). The C3 Entities were minority investors in LMC prior to the transaction, and Rockwall is a company controlled by John Kang, a former Chief Executive Officer and Chairman of the Company (see Note 19). As of December 31, 2011, Mr. Kang beneficially owned 5.0% of the Company's common stock.

The transactions contemplated by the Purchase Agreement were deemed to be effective as of November 30, 2011.  In connection with the LMC Investment, the Company and C3 Entities, agreed to terminate a letter agreement, dated July 30, 2010, under which the Company would have been obligated to contribute additional capital to LMC if requested by LMC.  As a result of the LMC Investment and the termination of such letter agreement, the Company no longer has any contingent obligation to contribute additional capital to LMC and consequently, the Company's equity interest in LMC was reduced from approximately 72.86% to 0.67%.  However, the Company did not sell any of its own membership interests in LMC in the transaction.  As a result of the reduction in the Company's percentage interest in LMC, the Company will no longer consolidate LMC's financial results with the Company's financial results and are included as discontinued operations for financial reporting purposes.  However, Ricardo Salas, the Company's Executive Vice President, will continue to serve as a member of LMC's board of directors.

Summarized operating results of LMC's discontinued operations are as follows:

	December 31,
	2011	2010
Revenue	$9,732	$9,794
Gain on disposal of subsidiary, net	11,227	-
Loss from discontinued operations	(335)	(55)

The $11,227 gain on disposal of subsidiary was primarily due to write-off of LMC's net liabilities.  Loss from discontinued operations represented the net operating loss of the subsidiary.

As of December 31, 2010, the assets and liabilities of LMC are included in net liabilities of discontinued operations in the accompanying consolidated balance sheets and consist of the following:

December 31,
2010
Assets
Accounts receivable	$1,682
Inventories	1,009
Prepaid expenses and other current assets	392
Property, plant and equipment, net	759
Intangibles	16
Other assets	120
Total	$3,978

December 31,
2010
Liabilities
Accounts payable	$(1,423)
Accrued liabilities	(2,415)
Short-term debt	(480)
Long-term debt, net of discounts	(7,962)
Total	$(12,280)

There were no balances as of December 31, 2011 due to the deconsolidation of LMC.

AMM.  In June 2010, the Company created a wholly owned subsidiary, Advanced Metals Materials ("AMM"), in Weihei China as a holding company for certain assets that were acquired in China.  During the first quarter of 2011, AMM started production and manufacturing of certain bulk Liquidmetal alloys.  On August 5, 2011, the Company sold all of the stock of AMM to Innovative Materials Group, which is majority owned by John Kang, the Company's former Chairman, for $720, of which $200 was paid in the form of a promissory note due August 5, 2012, bearing an interest rate of 8% per annum and is included in notes receivable in the Company's consolidated balance sheet at December 31, 2011. The results of operations of AMM are included as discontinued operations for financial reporting purposes.

Summarized operating results of AMM's discontinued operations are as follows:

	December 31,
	2011	2010
Revenue	$200	$-
Gain on disposal of subsidiary, net	370	-
Loss from discontinued operations, net	(370)	-

The $370 gain on disposal of subsidiary was primarily due to $720 of proceeds less the write off net investment in AMM of $350.   Loss from discontinued operations represented the net operating loss of the subsidiary.

LMTK.  In 2003, the Company set up a manufacturing plant in South Korea, Liquidmetal Technologies Korea ("LMTK"), to handle its bulk Liquidmetal alloys business which included manufacturing and selling components made out of bulk alloys.  During 2010 and in the prior years, LMTK experienced net losses as a result of continuing economic downturn.  These losses and uncertainty surrounding its future cash flows, led the Company to evaluate its investment for recoverability. As a result, in November 2010, the Company decided to discontinue LMTK's operations.

On December 1, 2011, the Company entered into a Share Purchase Agreement (the "Share Purchase Agreement") with LMTK Holdings, Inc. ("LMTK Holdings") to sell LMTK.  Under the Share Purchase Agreement, the Company sold all of LMTK's shares of common stock to LMTK Holdings for an aggregate purchase price of one hundred dollars.  The results of operations of LMTK have been included as discontinued operations in the Company's consolidated statements of operations and comprehensive loss.

Summarized operating results of LMTK's discontinued operations are as follows:

	December 31,
	2011	2010
Revenue	$-	$3
Gain on disposal of subsidiary, net	512	-
Loss from discontinued operations	(58)	(2,623)

The $512 gain on disposal of subsidiary was primarily due to the net write-off of assets and foreign exchange accounts.  Loss from discontinued operations was primarily due to legal fees incurred for the sale of the subsidiary.

The assets and liabilities of LMTK are included in net assets of discontinued operations in the accompanying consolidated balance sheets and consist of the following:

December 31,
2010
Assets
Restricted cash	$46
Inventories	86
Prepaid expenses and other current assets	375
Property, plant and equipment, net	3,288
Other assets	49
Total assets of LMTK	$3,844

Liabilities
Accounts payable	$(2,404)
Accrued liabilities	(702)
Total liabilities of LMTK	$(3,106)

There were no balances as of December 31, 2011 due to the sale of LMTK.